Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities by category

At December 31, 2019	Amortized Cost	FVTPL	Total
	$	$	$
Financial assets
Cash and cash equivalents	42,980	—	42,980
Trade receivables (1)	—	20,549	20,549
Total Financial assets	42,980	20,549	63,529

Financial liabilities
Accounts payable	30,422	—	30,422
Loans payable	99,814	—	99,814
Total Financial liabilities	130,236	—	130,236

At December 31, 2018	Loans and receivables	FVTPL	Total
	$	$	$
Financial assets
Cash and cash equivalents	21,832	—	21,832
Trade receivables (1)		19,199	19,199
Financial assets	—	—	—
Total Financial assets	21,832	19,199	41,031

Financial liabilities
Accounts payable	24,662	—	24,662
Loans payable	56,253	—	56,253
Total Financial liabilities	80,915	—	80,915

(1)	Trade receivables exclude sales and income tax receivables.

Schedule of fair value measurements of assets

At December 31, 2019 and 2018, the levels in the fair value hierarchy into which the Company’s financial assets and liabilities are measured and recognized on the Consolidated Statement of Financial Position are categorized as follows:

	December 31, 2019				December 31, 2018
Recurring measurements	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$	$	$	$	$	$	$	$
Trade receivables (1)	—	20,549	—	20,549	—	19,199	—	19,199
	—	20,549	—	20,549	—	19,199	—	19,199

(1)	Trade receivables exclude sales and income tax receivables.

Currency risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks

The following are the most significant areas of exposure to currency risk:

	December 31, 2019
	CAN dollar	Mexican Peso	Peruvian Nuevo Soles	Total
	$	$	$	$
Cash and cash equivalents	113	73	2,473	2,659
Income tax and other receivables	45	13,262	1,683	14,990
	158	13,335	4,156	17,649

Accounts payable and other liabilities	(724)	(30,208)	(15,357)	(46,289)

Total	(566)	(16,873)	(11,201)	(28,640)

	December 31, 2018
	CAN dollar	Mexican Peso	Peruvian Nuevo Soles	Total $
	$	$	$	$
Cash and cash equivalents	183	393	1,064	1,640
Income tax and other receivables	32	8,748	617	9,397
	215	9,141	1,681	11,037

Accounts payable and other liabilities	(1,268)	(22,865)	(19,632)	(43,765)

Total	(1,053)	(13,724)	(17,951)	(32,728)

Credit risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks	The Company’s maximum exposure to credit risk is as follows:
	December 31,	December 31,
	2019	2018
	$	$
Cash and cash equivalents	42,980	21,832
Trade receivables	20,549	19,199
	63,529	41,031

Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks

The Company’s exposure to commodity price risk is as follows:

	2019	2018
Commodity	$	$

10% decrease in silver prices	(97)	(27)
10% decrease in copper prices(1)	—	(456)
10% decrease in lead prices	—	(1)
10% decrease in gold prices	(323)	(87)

(1) For 2019, price was fixed for 100% of copper concentrate

Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Schedule of remaining contractual maturities and undiscounted cash flows

The following table summarizes the remaining contractual maturities and undiscounted cash flows as at December 31, 2019 of the Company’s financial liabilities and operating and capital commitments:

	Within 1 year	1-2 years	2-5 years	After 5 years	As at December 31,
					2019
	$	$	$	$	$

Accounts payable and accrued liabilities	44,910	—	—	—	44,910
Loans payable	—	18,750	81,064	—	99,814
Interest on loans payable	5,192	4,977	7,429	—	17,598
Other liabilities	7,248	1,554	—	—	8,802
Total Commitments	57,350	25,281	88,493	—	171,124